Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investment Securities
Investment Securities

Note 3—Investment Securities

The amortized cost and estimated fair values of investment securities are summarized below:

AVAILABLE-FOR-SALE:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2013:
Government sponsored enterprises	$1,518	$1	$57	$1,462
Mortgage-backed securities	122,527	1,492	1,370	122,649
Small Business Administration pools	56,886	711	293	57,304
State and local government	41,753	108	1,939	39,922
Corporate and other securities	2,349	2	42	2,309
	$225,033	$2,314	$3,701	$223,646
December 31, 2012:
Government sponsored enterprises	$1,522	$12	$—	$1,534
Mortgage-backed securities	110,425	2,343	624	112,144
Small Business Administration pools	54,148	1,008	163	54,993
State and local government	31,483	936	46	32,373
Corporate and other securities	2,349	53	1	2,401
	$199,927	$4,352	$834	$203,445

During the six months ended June 30, 2013 and June 30, 2012, the Company received proceeds of $3.5 million and $49.1 million, respectively, from the sale of investment securities available-for-sale.  Gross realized gains amounted to $148.4 thousand for the six months ended June 30, 2013 and there were no gross realized losses for the same period.  For the six months ended June 30, 2012, gross realized gains amounted to $2.0 million and gross realized losses amounted to $2.1 million. During the three months ended June 30, 2013 and June 30, 2012, the Company received proceeds of $ 1.7 million and $44.8 million, respectively, from the sale of investment securities available-for-sale.  Gross realized gains amounted to $133 thousand for the three months ended June 30, 2013 and there were no gross realized losses for the same period.  For the three months ended June 30, 2012, gross realized gains amounted to $1.9 million and gross realized losses amounted to $1.9 million.

At June 30, 2013, corporate and other securities available-for-sale included the following at fair value: corporate bonds at $1.0 million, mutual funds at $829.9 thousand, foreign debt of $59.5 thousand, and Corporate preferred stock in the amount of $416.8 thousand.  At December 31, 2012, corporate and other securities available-for-sale included the following at fair value: corporate bonds at $1.0 million, mutual funds at $884.5 thousand, foreign debt of $59.7 thousand, Federal Home Loan Mortgage Corporation preferred stock of $30.0 thousand and Corporate preferred stock in the amount of $416.8 thousand.

Other investments, at cost, include Federal Home Loan Bank (“FHLB”) stock in the amount of $2.3 million and $2.5 million at June 30, 2013 and December 31, 2012 respectively.

During the three month period ended June 30, 2012 and during the three and six month periods ended June 30, 2013, the Company did not record any other-than-temporary impairment (OTTI) losses.  During the six month period ended June 30, 2012, the Company recorded OTTI losses on available-for-sale securities as follows:

Six months ended June 30, 2012
(Dollars in thousands)	Available-for- sale securities
Total OTTI charge realized and unrealized	$415
OTTI recognized in other comprehensive income (non-credit component)	215
Net impairment losses recognized in earnings (credit component)	$200

During 2013 and 2012, OTTIs occurred for which only a portion was attributed to credit loss and recognized in earnings.  The remainder was reported in other comprehensive income.  The following is an analysis of amounts relating to credit losses on debt securities recognized in earnings during the six months ended June 30, 2013 and 2012.

	2013	2012
	Available	Available
	for	for
(Dollars in thousands)	Sale	Sale

Balance at beginning of period	$271	$930

Other-than-temporary-impairment not previously recognized	—	173

Additional increase for which an other-than-temporary impairment was previously recognized related to credit losses	—	27
Other-than-temporary-impairment previously recognized on securities sold	—	(679)
Realized losses during the period	(46)	(136)
Balance related to credit losses on debt securities at end of period	$225	$315

In evaluating the non-agency mortgage-backed securities, relevant assumptions, such as prepayment rate, default rate and loss severity on a loan level basis, are used in determining the expected recovery of the contractual cash flows.  The balance of the underlying portfolio cash flows are evaluated using ongoing assumptions for loss severities, prepayment rates and default rates.  The ongoing assumptions for average prepayment rate, default rate and severity used in the valuations were approximately 16.7%, 7.6%, and 50.9%, respectively.   The underlying collateral on substantially all of these securities is fixed rate residential first mortgages located throughout the United States.  The underlying collateral includes various percentages of owner-occupied as well as investment related single-family, 2-4 family and condominium residential properties.  The securities were purchased at various discounts to par value.  Based on the assumptions used in valuing the securities, the Company believes the existing discount and remaining subordinated collateral provide coverage against future credit losses on the downgraded securities for which no OTTI has been recognized.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous loss position at June 30, 2013 and December 31, 2012.

	Less than 12 months		12 months or more		Total
June 30, 2013 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprises	$1,444	$57	$—	$—	$1,444	$57
Small Business Administration Pools	21,213	289	882	4	22,095	293
Government Sponsored Enterprise mortgage-backed securities	53,766	1,330	3,118	35	56,884	1,365
Non-agency mortgage-backed securities	64	1	983	4	1,047	5
Corporate bonds and other	871	41	50	1	921	42
State and local government	29,518	1,939	—	—	29,518	1,939
Total	$106,876	$3,657	$5,033	$44	$111,909	$3,701

	Less than 12 months		12 months or more		Total
December 31, 2012 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprise mortgage-backed securities	$22,662	$233	$4,583	$13	$27,245	$246
Small Business Administration pools	11,013	158	2,447	5	13,460	163
Non-agency mortgage-backed securities	—	—	2,363	378	2,363	378
State and local government	2,599	46	—	—	2,599	46
Corporate bonds and other	—	—	50	1	50	1
Total	$36,274	$437	$9,443	$397	$45,717	$834

Government Sponsored Enterprise, Mortgage-Backed Securities:  At June 30, 2013, the Company owned mortgage-backed securities (“MBSs”), including collateralized mortgage obligations (“CMOs”), with an amortized cost of $119.9 million and approximate fair value of $120.0 million issued by government sponsored enterprises (“GSEs”). As of June 30, 2013 and December 31, 2012, all of the MBSs issued by GSEs were classified as “Available for Sale.” Unrealized losses on certain of these investments are not considered to be “other than temporary,” and we have the intent and ability to hold these until they mature or recover the current book value. The contractual cash flows of the investments are guaranteed by the GSE. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the Company does not intend to sell these securities and it is more likely than not the Company will not be required sell these securities before a recovery of its amortized cost, which may be maturity, the Company does not consider the investments to be other-than-temporarily impaired at June 30, 2013.

Non-agency mortgage—backed securities: The Company also held private label mortgage-backed securities (“PLMBSs”), including CMOs, at June 30, 2013 with an amortized cost of $2.7 million and approximate fair value of $2.7 million.  Management monitors each of these securities on a quarterly basis to identify any deterioration in the credit quality, collateral values and credit support underlying the investments.

During the three and six months ended June 30, 2013, no OTTI charges were recorded in earnings for the PLMBS portfolio.  During the six months ended June 30, 2012, the Company identified two PLMBS with a fair value of $2.5 million that it considered other-than-temporarily-impaired.  As prescribed by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 320-10-65, the Company recognized an impairment charge in earnings of $199.8 thousand (credit component) during the six months ended June 30, 2012.  The $199.8 thousand represents the estimated credit losses on these securities for the six months ended June 30, 2012. One of the securities identified as other-than-temporarily-impaired during the six months ended June 30, 2012 was subsequently sold after the impairment was recognized.  The credit losses were estimated by projecting the expected cash flows estimating prepayment speeds, increasing defaults and collateral loss severities.  The credit loss portion of the impairment charge represents the difference between the present value of the expected cash flows and the amortized cost basis of the securities. During the three months ended June 30, 2012, no OTTI charges were recorded in earnings for the PLMBS portfolio.

The following table summarizes as of June 30, 2013 the number of CUSIPs, par value, carrying value and fair value of the non-agency MBSs/CMOs by credit rating. The credit rating reflects the lowest credit rating by any major rating agency.

(Dollars in thousands)

Credit Rating	Number of CUSIPs	Par Value	Amortized Cost	Fair Value
AA	2	$198	$198	$201
A1	1	324	324	343
A3	1	281	281	283
BBB	3	240	240	237
Baa1	1	65	65	64
Baa2	1	33	33	33
Below Investment Grade	4	1,847	1,528	1,542
Total	13	$2,988	$2,669	$2,703

Corporate Bonds:  Corporate bonds held by the Company are reviewed on a quarterly basis to identify downgrades by rating agencies as well as deterioration of the underlying collateral or the issuer’s ability to service the debt obligation.  As of June 30, 2013, the Company owns one corporate bond which is rated above investment grade.  The Company does not consider this investment to be OTTI.

Small Business Administration Pools: These pools are guaranteed pass-thru with the full faith and credit of the United States government.  Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider the investments to be OTTI at June 30, 2013.

State and Local Governments and Other:  Management monitors these securities on a quarterly basis to identify any deterioration in the credit quality.  Included in the monitoring is a review of the credit rating, a financial analysis and certain demographic data on the underlying issuer.  The Company does not consider these securities to be OTTI at June 30, 2013.

The amortized cost and fair value of investment securities at June 30, 2013 by contractual maturity are as follows. Expected maturities differ from contractual maturities because borrowers may have the right to call or prepay the obligations with or without prepayment penalties.  MBSs are based on average life at estimated prepayment speeds.

	Available-for-sale
(Dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$20,260	$20,442
Due after one year through five years	86,248	86,729
Due after five years through ten years	88,107	86,334
Due after ten years	30,418	30,141
	$225,033	$223,646

Note 4—INVESTMENT SECURITIES

        The amortized cost and estimated fair values of investment securities are summarized below:

AVAILABLE-FOR-SALE:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012:
Government sponsored enterprises	$1,522	$12	$—	$1,534
Mortgage-backed securities	110,425	2,343	624	112,144
Small Business Administration pools	54,148	1,008	163	54,993
State and local government	31,483	936	46	32,373
Corporate and other securities	2,349	53	1	2,401

	$199,927	$4,352	$834	$203,445

December 31, 2011:
Government sponsored enterprises	$31	$3	$—	$34
Mortgage-backed securities	141,103	2,876	2,348	141,631
Small Business Administration pools	35,889	634	44	36,479
State and local government	19,617	871	—	20,488
Corporate and other securities	2,432	54	86	2,400

	$199,072	$4,438	$2,478	$201,032

        At December 31, 2012, corporate and other securities available-for-sale included the following at fair value: corporate bonds at $1.0 million, mutual funds at $884.5 thousand, foreign debt of $59.7 thousand, Federal Home Loan Mortgage Corporation preferred stock of $30.0 thousand and Corporate preferred stock in the amount of $416.7 thousand. At December 31, 2011, corporate and other securities available-for-sale included the following at fair value: corporate bonds at $1.4 million, mutual funds at $904.9 thousand, foreign debt of $59.6 thousand and Federal Home Loan Mortgage Corporation preferred stock of $20.9 thousand

        Other investments, at cost include Federal Home Loan Bank ("FHLB") stock in the amount of $2.5 million at December 31, 2012 and FHLB and Federal Reserve stock in the amount of $1.8 million and $3.8 million at December 31, 2011, respectively.

        For the year ended December 31, 2012, proceeds from the sale of securities available-for-sale amounted to $55.8 million, gross realized gains amounted to $2.2 million and gross realized losses amounted to $2.1million. For the year ended December 31, 2011, proceeds from the sale of securities available-for-sale amounted to $56.0 million, gross realized gains amounted to $2.6 million and gross realized losses amounted to $2.0 million. For the year ended December 31, 2010, proceeds from the sale of securities available-for-sale amounted to $85.5 million, gross realized gains amounted to $2.5 million and gross realized losses amounted to $1.7 million. The tax provision applicable to the net realized gain was approximately $9.0 thousand, $201.0 thousand, and $289.0 thousand for 2012, 2011 and 2010, respectively.

        The amortized cost and fair value of investment securities at December 31, 2012, by contractual maturity, follow. Expected maturities differ from contractual maturities because borrowers may have the right to call or prepay the obligations with or without prepayment penalties.

	Available-for-sale
(Dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$26,725	$26,722
Due after one year through five years	83,068	84,630
Due after five years through ten years	30,565	31,161
Due after ten years	59,569	60,932

	$199,927	$203,445

        Securities with an amortized cost of $29.0 million and fair value of $30.3 million at December 31, 2012, were pledged to secure FHLB advances, public deposits, and securities sold under agreements to repurchase. Securities with an amortized cost of $35.1 million and fair value of $36.6 million at December 31, 2011, were pledged to secure FHLB advances, public deposits, demand notes due the Treasury and securities sold under agreements to repurchase.

        The following tables show gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous loss position at December 31, 2012 and 2011.

	Less than 12 months		12 months or more		Total
December 31, 2012 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprise mortgage-backed securities	$22,662	$233	$4,583	$13	$27,245	$246
Small Business Administration pools	11,013	158	2,447	5	13,460	163
Non-agency mortgage-backed securities	—	—	2,363	378	2,363	378
State and local government	2,599	46	—	—	2,599	46
Corporate bonds and other	—	—	50	1	50	1

Total	$36,274	$437	$9,443	$397	$45,717	$834

	Less than 12 months		12 months or more		Total
December 31, 2011 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprise mortgage-backed securities	$25,113	$163	$3,269	$24	$28,382	$187
Small Business Administration pools	6,108	38	2,203	6	8,311	44
Non-agency mortgage-backed securities	574	3	13,275	2,158	13,849	2,161
Corporate bonds and other	940	60	524	26	1,464	86

Total	$32,735	$264	$19,271	$2,214	$52,006	$2,478

        Government Sponsored Enterprise, Mortgage Backed Securities:    Throughout 2008 and continuing through 2012, the bond markets and many institutional holders of bonds came under a great deal of stress partially as a result of increasing delinquencies in the mortgage lending market. At December 31, 2012, the Company owns mortgage-backed securities ("MBSs") including collateralized mortgage obligations ("CMOs") with an amortized cost of $107.3 million and approximate fair value of $109.4 million issued by government sponsored enterprises ("GSEs"). Current economic conditions have impacted MBSs issued by GSEs such as the Federal Home Loan Mortgage Corporation (the "FHLMC") and the Federal National Mortgage Association (the "FNMA"). These entities have experienced increasing delinquencies in the underlying loans that make up the MBSs and CMOs. As of December 31, 2012 and 2011, all of the MBSs issued by GSEs are classified as "Available for Sale." Unrealized losses on certain of these investments are not considered to b e "other than temporary," and we have the intent and ability to hold these until they mature or recover the current book value. The contractual cash flows of the investments are guaranteed by the GSE. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the Company does not intend to sell these securities and it is more likely than not the Company will not be required sell these securities before a recovery of its amortized cost, which may be maturity, the Company does not consider the investments to be other-than-temporarily impaired at December 31, 2012.

        Non-agency Mortgage Backed Securities:    The Company also holds private label mortgage-backed securities ("PLMBSs"), including CMOs, at December 31, 2012 with an amortized cost of $3.1 million and approximate fair value of $2.7 million. Management monitors each of these securities on a quarterly basis to identify any deterioration in the credit quality, collateral values and credit support underlying the investments.

        During the year ended December 31, 2012, the Company identified two PLMBs with a fair value of $2.5 million that it considered other-than-temporarily-impaired. As prescribed by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 320-10-65, the Company recognized an impairment charge in earnings of $199.8 thousand (credit component) during year ended December 31, 2012. The $199.8 thousand represents the estimated credit losses on these securities for the year ended December 31, 2012. One of the securities identified as other-than-temporarily-impaired during the year ended December 31, 2012 was subsequently sold after the impairment was recognized.

        For the year ended December 31, 2011, we recognized impairment charges on three PLMBs investments whereby the credit component was $293 thousand recognized through earnings and the amount recognized through other comprehensive income amounted to $(35) thousand. For the year ended December 31, 2010, we recognized impairment charges on nine PLMBs investments whereby the credit component was $477 thousand recognized through earnings and the amount recognized through other comprehensive income amounted to $2.9 million. For the year ended December 31, 2009, we recognized the credit impairment charges of $491 thousand as the credit component on five PLMBs securities through earnings and $1.7 million through other comprehensive income. The PLMBs continue to experience high levels of delinquencies in the underlying loans that make up the PLMBSs, and as a result we could experience additional OTTI in the future.

        As prescribed by FASB ASC 320-10-35 for the year ended December 31, 2012 and 2011, the Company recognized the credit component of OTTI on debt securities in earnings and the non-credit component in other comprehensive income (OCI) for those securities in which the Company does not intend to sell the security and it is more likely than not the Company will not be required to sell the securities prior to recovery.

        Corporate Bonds:    Corporate bonds held by the Company are reviewed on a quarterly basis to identify downgrades by rating agencies as well as deterioration of the underlying collateral or the issuer's ability to service the debt obligation. As of December 31, 2012, the Company owns one corporate bond which is rated above investment grade. The Company does not consider this investment to be OTTI.

        During the twelve months ended December 31, 2011, the Company recorded $4.0 thousand in OTTI charges on a preferred term security. During the third quarter of 2011, the Company sold this security and recorded an additional realized loss of $455 thousand. This loss was offset by the sale of two municipal bonds with a recorded gain of $488 thousand. During the fourth quarter of 2011, the Company sold an SLM Corporation bond that was rated below investment grade with a book value of $1 million and recorded a $73.0 thousand loss.

        State and Local Governments and Other:    Management monitors these securities on a quarterly basis to identify any deterioration in the credit quality. Included in the monitoring is a review of the credit rating, a financial analysis and certain demographic data on the underlying issuer. The Company does not consider these securities to be OTTI at December 31, 2012.

        During the years ended December 31, 2012, December 31, 2011 and December 31, 2010, the Company recorded OTTI losses on held-to-maturity and available-for-sale securities as follows:

Year ended December 31, 2012
(Dollars in thousands)	Available- for-sale securities
Total OTTI charge realized and unrealized	$415
OTTI recognized in other comprehensive income (non-credit component)	215

Net impairment losses recognized in earnings (credit component)	$200

Year ended December 31, 2011
(Dollars in thousands)	Available- for-sale securities
Total OTTI charge realized and unrealized	$262
OTTI recognized in other comprehensive income (non-credit component)	(35)

Net impairment losses recognized in earnings (credit component)	$297

	Year ended December 31, 2010
(Dollars in thousands)	Held-to- maturity mortgage- backed securities	Available- for-sale securities	Total
Total OTTI charge realized and unrealized	$108	$4,310	4,418
OTTI recognized in other comprehensive income (non-credit component)	—	2,858	2,858

Net impairment losses recognized in earnings (credit component)	$108	$1,452	$1,560

        During 2012, 2011 and 2010, OTTIs occurred for which only a portion is attributed to credit loss and recognized in earnings. The remainder was reported in other comprehensive income. The following is a roll forward analysis of amounts relating to credit losses on debt securities recognized in earnings during the twelve months ended December 31, 2012, December 31, 2011 and December 31, 2010.

        For the year ended December 31, 2012, there were two non-agency mortgage backed securities with OTTI in which $200 thousand of OTTI representing the credit loss was recognized in earnings. The Company uses a third party to obtain information about the structure in order to assist in determining how the underlying cash flows will be distributed to each security. The following is a rollforward analysis of amounts relating to credit losses recognized in earnings:

	2012	2011	2010
(Dollars in thousands)	Available for Sale	Available for Sale	Available for Sale	Held to maturity
Balance at beginning of period	$930	$2,143	$545	$132
Other-than-temporary-impairment not previously recognized	173	50	291	98
Additional increase for which an other-than-temporary impairment was previously recognized related to credit losses	27	247	1,161	10
Realized losses during the period	(180)	(1,510)	(94)	—
Other-than-temporary impairment previously recognized in securities sold	(679)	—	—	—
Transfer to available-for-sale	—	—	240	(240)

Balance related to credit losses on debt securities at end of period	$271	$930	$2,143	$—

        In evaluating the non-agency mortgage backed securities, relevant assumptions, such as prepayment rate, default rate and loss severity on a loan level basis, are used in determining the expected recovery of the contractual cash flows. The balance of the underlying portfolio cash flows are evaluated using ongoing assumptions for loss severities, prepayment rates and default rates. The ongoing assumptions for average prepayment rate, default rate and severity used in the valuations were approximately 13.7%, 8.0%, and 50.4%, respectively. The underlying collateral on substantially all of these securities are fixed rate residential first mortgages located throughout the United States. The underlying collateral includes various percentages of owner-occupied, as well as, investment related single-family, 2-4 family and condominium residential properties. The securities were purchased at various discounts to par value. Based on the assumptions used in valuing the securities, the existing discount and remaining subordinated collateral provide coverage against future credit losses on the downgraded securities for which no OTTI has been recognized.

        The following table summarizes as of December 31, 2012 the number of CUSIPs, carrying value and fair value of the non-agency mortgage-backed securities/CMOs by credit rating. The credit rating reflects the lowest credit rating by any major rating agency. All non-agency mortgage-backed /CMO securities are in the super senior or senior tranche.

  (Dollars in thousands)

Credit Rating	Number of CUSIPs	Par Value	Amortized Cost	Fair Value
AA	2	$264	$264	$268
A1	1	380	380	374
A3	1	320	320	318
A	2	72	72	71
BBB	1	231	231	225
Baa1	1	71	71	72
Baa2	1	97	97	96
Below Investment Grade	4	2,008	1,653	1,291

Total	13	$3,443	$3,088	$2,715